Financial Risk Management - Financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments by category
Total assets as per the statement of financial position	$ 1,088,834	$ 845,860
Total liabilities as per the statement of financial position	2,173,315	2,069,296
Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position	1,095,218	1,158,071
Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	9,732	10,717
Derivative financial liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	2,157	3,351
Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	1,066,208	897,157
Liabilities at fair value through profit and loss
Financial instruments by category
Total liabilities as per the statement of financial position	2,157	3,351
Liabilities at fair value through profit and loss | Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position		0
Liabilities at fair value through profit and loss | Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		0
Liabilities at fair value through profit and loss | Derivative financial liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	2,157	3,351
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		0
Liabilities at amortized cost
Financial instruments by category
Total liabilities as per the statement of financial position	2,171,158	2,065,945
Liabilities at amortized cost | Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position	1,095,218	1,158,071
Liabilities at amortized cost | Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	9,732	10,717
Liabilities at amortized cost | Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position	1,066,208	897,157
Trade receivables
Financial instruments by category
Total assets as per the statement of financial position	177,755	157,564
Other receivables
Financial instruments by category
Total assets as per the statement of financial position	81,927	73,542
Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	236,393	174,907
Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position	592,759	439,847
Assets at fair value through profit and loss
Financial instruments by category
Total assets as per the statement of financial position	7,864	7,366
Assets at fair value through profit and loss | Trade receivables
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at fair value through profit and loss | Other receivables
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at fair value through profit and loss | Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	7,864	7,366
Assets at fair value through profit and loss | Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position		0
Assets at amortized cost
Financial instruments by category
Total assets as per the statement of financial position	1,080,970	838,494
Assets at amortized cost | Trade receivables
Financial instruments by category
Total assets as per the statement of financial position	177,755	157,564
Assets at amortized cost | Other receivables
Financial instruments by category
Total assets as per the statement of financial position	81,927	73,542
Assets at amortized cost | Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	228,529	167,541
Assets at amortized cost | Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position	$ 592,759	$ 439,847